Summary of Significant Accounting Policies (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 17, 2018	Dec. 17, 2018	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Summary of Significant Accounting Policies (Textual)
Amortization expense			$ 1,758	$ 2,052	$ 7,651	$ 6,360
Additional shares reserved under the plan					$ 114,000,000
Stock options issued			186,000,000	196,250,000	186,000,000
Total research and development costs			$ 138,260	$ 143,395	$ 615,721	528,901
Depreciation expense			278	157	$ 768	628
Income taxes, description					Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than (50%) fifty percent likely of being realized upon settlement with the applicable taxing authority.
Stock options granted (in Shares)	186,000,000
Stock options reserve (in Shares)	114,000,000
Equity Incentive [Member]
Summary of Significant Accounting Policies (Textual)
Issuance pursuant to the Plan		300,000,000
Stock Options [Member]
Summary of Significant Accounting Policies (Textual)
Convertible debt			$ 1,797,000	$ 2,118,100	$ 2,030,000	$ 2,320,486
Dilutive impact of outstanding stock options					186,000,000	186,250,000
Stock options outstanding					10,000,000
Percentage od execrise option					10.00%
Share-based Payment Arrangement [Member]
Summary of Significant Accounting Policies (Textual)
Percentage od execrise option	100.00%
Stock options granted (in Shares)			10,000,000